Trade payables and bills payable	12 Months Ended
Dec. 31, 2021
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Trade payables and bills payable
34	Trade payables and bills payable
An ageing analysis of the trade and bills payables as at the end of the reporting period was as follows:

	December 31, 2021	December 31, 2020
	RMB million	RMB million
Within 90 days	2,338	2,868
91 to 180 days	6	35
181 to 365 days	16	109
1-2 years	15	111
Over 2 years	79	97

	2,454	3,220

Balances with related parties included in trade and bills payables are summarised in Note 45(c)(ii).
As at December 31, 2021, bills payable of the Group accounted to RMB748 million (2020: RMB610 million ).